SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Schedule of Stock Options Activity
A summary of the Company's stock option activity, and related information, is as follows:

	Year ended December 31, 2018
	Amount	Weighted average exercise price	Weighted average remaining contractual term (years)

Outstanding at the beginning of the year	62,000	$9.93	0.83
Granted	-
Forfeited	(60,000)	$10
Exercised	(2,000)	$7.97

Outstanding at the end of the year	-	-	-

Exercisable options at end of year	-	-	-

Options vested and expected to vest at end of year	-	-	-

Schedule of Restricted Shares Activity
A summary of the status of the entity's restricted shares as of December 31, 2018, and changes during the year ended December 31, 2018, is presented below:

Restricted shares	Shares	Weighted average grant date fair value

Non-vested at January 1, 2018	4,000	$7.47

Granted	-
Vested	(4,000)	$7.47

Non-vested at December 31, 2018	-	-

Schedule of Equity-based Compensation Expense
The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2018, 2017 and 2016, was comprised as follows:

	Year ended December 31,
	2018	2017	2016

General and administrative	-	15	60